Note 4 - Guaranteed Income Fund - Investment Contract with Insurance Company (Details Textual) - EBP 42-1623692 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract, Description	The Fund is an insurance company issued, general account backed, group annuity with no maturity date. Upon a discontinuance of the contract, contract value would be paid no later than 12 months from the date the Plan Sponsor provides notice to discontinue. This contract’s operation is different than many other evergreen group annuity products in the market by virtue of the fact that a fair value adjustment does not apply upon discontinuance. There are not any specific securities in the insurer’s general account that back the liabilities of this annuity contract. The Plan owns a promise to pay interest at crediting rates which are announced in advance and guaranteed for a specific period of time as outlined in the group annuity contract. This product is not a traditional Guaranteed Income Contract and therefore there are not any known cash flows that could be discounted.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false